Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net revenues
Total revenues, net of rebates and discounts	$ 239,601	$ 186,683	$ 181,267
Business taxes and surcharges	(819)	(312)	(602)
Net revenues	238,782	186,371	180,665
Cost of revenues	(118,603)	(92,637)	(99,913)
Gross profit	120,179	93,734	80,752
Operating expenses
Research and development expenses	(61,859)	(55,463)	(68,571)
Sales and marketing expenses	(24,569)	(18,064)	(31,820)
General and administrative expenses	(36,868)	(33,910)	(38,930)
Asset impairment gain/(loss), net of recoveries	(1,206)	(5,090)	2,147
Total operating expenses	(124,502)	(112,527)	(137,174)
Operating loss	(4,323)	(18,793)	(56,422)
Interest income	723	1,471	1,897
Interest expense	(95)	(406)	(75)
Other income, net	4,678	4,737	5,861
(Loss)/income before income tax	983	(12,991)	(48,739)
Income tax (expenses)/benefits	125	(1,149)	(4,676)
Net (loss)/income for the year	1,108	(14,140)	(53,415)
Less: net loss attributable to the non-controlling interests	(83)	(300)	(246)
Net (loss)/income attributable to Xunlei Limited	1,191	(13,840)	(53,169)
Net (loss)/income for the year	1,108	(14,140)	(53,415)
Other comprehensive (loss)/income: Currency translation adjustments, net of tax	4,116	11,135	(650)
Comprehensive (loss)/income	5,224	(3,005)	(54,065)
Less: comprehensive loss attributable to non-controlling interests	(99)	(446)	(219)
Comprehensive (loss)/income attributable to Xunlei Limited	$ 5,323	$ (2,559)	$ (53,846)
Basic and diluted net (loss)/income per share
Basic net( loss)/ income per share	$ 0.0036	$ (0.0410)	$ (0.1574)
Diluted net (loss)/income per share	$ 0.0035	$ (0.0410)	$ (0.1574)
Weighted average number of common shares used in calculating
Basic	334,707,559	337,429,601	337,845,675
Diluted	335,969,780	337,429,601	337,845,675